Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest income	₩ 88,888	₩ 69,651	₩ 53,378
Foreign currency gain	81,600	336,155	135,006
Gain on disposal of investments in equity accounted investees			4,531
Reversal of impairment loss on investments in equity accounted investees	4,701	4,149	1,744
Gain on transaction of derivatives	9,393	24,759	21,752
Gain on valuation of derivatives	234,742		59,781
Gain on disposal of financial assets at fair value through profit or loss			138
Gain on valuation of financial assets at fair value through profit or loss	6,511	4,072	402
Finance income	425,835	438,786	276,732
Finance costs
Interest expense	434,089	370,479	172,750
Foreign currency loss	381,132	194,384	154,421
Impairment loss on investments in equity accounted investees	2,609	3,344	5,123
Loss on repayment of borrowings	250	794
Loss on sale of trade accounts and notes receivable	4,877	5,258	19,728
Loss on transaction of derivatives	1,049	291
Loss on valuation of derivatives	21,795	187,344	17,999
Loss on valuation of financial assets at fair value through profit or loss	704	2,311	4,630
Loss on valuation of financial liabilities at fair value through profit or loss	68,421	36,798	56,384
Others	1,688	1,675	12,212
Finance costs	₩ 916,614	₩ 802,678	₩ 443,247